Cover page Entity listing	Nov. 18, 2020
Series G Preferred Stock, Depository Share [Member]
Class of Stock [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series G, without par value per share
Trading Symbol	STT.PRG
Security Exchange Name	NYSE
Series D Preferred Stock, Depository Share [Member]
Class of Stock [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series D, without par value per share
Trading Symbol	STT.PRD
Security Exchange Name	NYSE
Common Stock [Member]
Class of Stock [Line Items]
Title of 12(b) Security	Common stock, $1 par value per share
Trading Symbol	STT
Security Exchange Name	NYSE